Stockholders' Equity - Common Stock Future Issuance (Detail) - shares	Jul. 31, 2020	Jan. 31, 2020	Jun. 26, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and outstanding stock options	7,464,094	7,837,023	334,840	8,206,926	10,291,959	6,845,834
Possible issuance under stock plans	15,280,341	793,919
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock reserved for future issuance (in shares)	24,785,528	9,579,061
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and outstanding stock options	7,464,094	7,837,023
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested issued and outstanding restricted stock units ("RSU"s)	2,041,093	948,119